Organization and Basis of Presentation - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Basis Of Presentation And Organization [Line Items]
Exclusive purchase right contract term	10 years
Beijing Champion Hi-Tech Co Ltd (Beijing Champion)
Basis Of Presentation And Organization [Line Items]
Percent of assets	68.00%	53.00%
Percent of liabilities	93.00%	95.00%